Remaining performance obligations (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of performance obligations [abstract]
Transaction price allocated to remaining performance obligations	$ 1,179,804,000	$ 982,531,000
Remaining performance obligations, weighted average average period	1 year 8 months 12 days	2 years